Financial Income (Expenses), Net (Details) - Schedule of Finance Income Net - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Schedule of Finance Income Net [Abstract]
Foreign currency exchange differences	$ (1,021)	$ (3,554)	$ (2,273)	$ (3,865)
Interest income on short-term deposits	1,630	199	3,090	404
Other	(8)	(205)	(25)	(214)
Total financial income (expenses), net	$ 601	$ (3,560)	$ 792	$ (3,675)